Subsequent Events (Details) ¥ in Millions								4 Months Ended	12 Months Ended
	Oct. 22, 2024 USD ($) shares	Sep. 26, 2024 USD ($)	Sep. 19, 2024 USD ($)	Sep. 14, 2024 shares	Sep. 05, 2024 shares	Aug. 23, 2024 shares	Aug. 20, 2024 USD ($)	Oct. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Oct. 22, 2024 CNY (¥)	Sep. 26, 2024 CNY (¥)	Sep. 19, 2024 CNY (¥)	Aug. 20, 2024 CNY (¥)	Feb. 21, 2024 USD ($)	Oct. 24, 2023 USD ($)	Jun. 30, 2023 USD ($)
Subsequent Events [Line Items]
Outstanding short-term bank loans									$ 8,800,000
Borrowed amount									$ 10,211,264					$ 2,900,000	$ 2	$ 14,022,523
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Number of shares issued (in Shares) | shares				169,887	508,750	52,000
Forecast [Member]
Subsequent Events [Line Items]
Outstanding short-term bank loans								$ 8,200,000
Borrowed amount		$ 1,500,000						$ 6,800,000			¥ 11.0
Loan maturity date		Mar. 25, 2025	Mar. 17, 2025								Mar. 25, 2025	Mar. 17, 2025
Interest rate		2.00%	3.70%
Forecast [Member] | ABC Working Capital [Member]
Subsequent Events [Line Items]
Borrowed amount			$ 1,500,000				$ 1,400,000				¥ 11.0	¥ 10.5	¥ 10.0
Loan maturity date							Feb. 14, 2025						Feb. 14, 2025
Interest rate							3.70%
Forecast [Member] | Shanghai Pudong Development Bank [Member]
Subsequent Events [Line Items]
Borrowed amount		$ 1,500,000
Loan maturity date		Mar. 26, 2025									Mar. 26, 2025
Interest rate		3.80%
Forecast [Member] | SPD Bank [Member]
Subsequent Events [Line Items]
Borrowed amount	$ 1,500,000									¥ 11.0
Loan maturity date	Apr. 18, 2025									Apr. 18, 2025
Interest rate	2.00%
Forecast [Member] | Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Number of shares issued (in Shares) | shares	730,637